CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue		¥ 19,205,059	$ 2,746,287	¥ 17,165,656	¥ 16,290,027
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB118,849, RMB116,511 and RMB123,968 for the years ended December 31, 2023, 2024 and 2025, respectively)		3,001,938	429,271	2,900,704	2,659,912
Funding costs		548,936	78,497	590,935	645,445
Sales and marketing (including expenses charged by related parties of RMB223,627, RMB103,786 and RMB156,020 for the years ended December 31, 2023, 2024 and 2025, respectively)		2,469,546	353,140	1,725,877	1,939,885
General and administrative (including expenses charged by related parties of RMB13,610, RMB13,110 and RMB12,263 for the years ended December 31, 2023, 2024 and 2025, respectively)		658,980	94,233	449,505	421,076
Provision for loans receivable		3,625,042	518,374	2,773,323	2,151,046
Provision for financial assets receivable (including provision generated from related parties of RMB633, RMB(200) and RMB(1,150) for the years ended December 31, 2023, 2024 and 2025, respectively)		234,924	33,594	296,857	386,090
Provision for accounts receivable and contract assets (including provision generated from related parties of RMB(10,197), RMB1,861 and RMB(1,523) for the years ended December 31, 2023, 2024 and 2025, respectively)		319,532	45,692	421,481	175,799
Provision for contingent liabilities		1,667,742	238,484	478,404	3,053,810
Total operating costs and expenses		12,526,640	1,791,285	9,637,086	11,433,063
Income from operations		6,678,419	955,002	7,528,570	4,856,964
Interest income, net		278,626	39,843	237,015	217,307
Foreign exchange gain		159,570	22,818	1,512	2,356
Fair value change of derivatives		(175,691)	(25,123)
Gain on debt extinguishment		270,135	38,629
Investment loss | ¥					(30,112)
Other income, net		165,076	23,606	125,325	230,936
Income before income tax expense		7,376,135	1,054,775	7,892,422	5,277,451
Income tax expense		(1,400,492)	(200,268)	(1,644,306)	(1,008,874)
Net income		5,975,643	854,507	6,248,116	4,268,577
Net loss attributable to non-controlling interests		14,048	2,009	16,198	16,759
Net income attributable to ordinary shareholders of the Company		¥ 5,989,691	$ 856,516	¥ 6,264,314	¥ 4,285,336
Net income per ordinary share attributable to ordinary shareholders of Qfin Holdings, Inc.
Basic (Per share) | (per share)		¥ 22.48	$ 3.21	¥ 21.02	¥ 13.36
Diluted (Per share) | (per share)		¥ 22.01	$ 3.15	¥ 20.64	¥ 13.04
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)		266,496,992	266,496,992	298,012,150	320,749,805
Diluted (in shares)		272,171,878	272,171,878	303,449,864	328,508,945
ADS
Net income per ordinary share attributable to ordinary shareholders of Qfin Holdings, Inc.
Basic (Per share) | (per share)	[1]	¥ 44.96	$ 6.42	¥ 42.04	¥ 26.72
Diluted (Per share) | (per share)	[1]	¥ 44.02	$ 6.3	¥ 41.28	¥ 26.08
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue		¥ 13,977,218	$ 1,998,716	¥ 11,719,027	¥ 11,738,560
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue		1,604,903	229,498	1,016,514	1,667,119
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue		8,569,063	1,225,360	6,636,511	5,109,921
Revenue from releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue		3,412,952	488,046	3,695,017	4,745,898
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue		390,300	55,812	370,985	215,622
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue		5,227,841	747,571	5,446,629	4,551,467
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue		1,162,563	166,244	2,116,797	3,213,955
Referral services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue		2,738,786	391,641	2,842,637	950,016
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue		¥ 1,326,492	$ 189,686	¥ 487,195	¥ 387,496

[1]	Based on ADS ratio of 1 ADS to 2 ordinary shares.